Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of October 2007

Collection Period	Oct-07	30/360 Days	28
Distribution Date	15-Nov-07	Actual/360 Days	29

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,036,576,620.92	1,036,576,620.92	1,006,072,428.05	0.970572
Total Securities		1,036,576,620.92	1,036,576,620.92	1,006,072,428.05	0.970572
Class A-1 Notes	5.26388%	239,000,000.00	239,000,000.00	208,495,807.13	0.872367
Class A-2 Notes	5.13000%	248,000,000.00	248,000,000.00	248,000,000.00	1.000000
Class A-3 Notes	5.03000%	255,000,000.00	255,000,000.00	255,000,000.00	1.000000
Class A-4 Notes	5.16000%	247,930,000.00	247,930,000.00	247,930,000.00	1.000000
Certificates	0.00000%	46,646,620.92	46,646,620.92	46,646,620.92	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	30,504,192.87	1,013,443.12	127.6326062	4.2403478
Class A-2 Notes	0.00	989,520.00	-	3.9900000
Class A-3 Notes	0.00	997,616.67	-	3.9122222
Class A-4 Notes	0.00	995,025.73	-	4.0133333
Certificates	0.00	0.00	-	-
Total Securities	30,504,192.87	3,995,605.52

I. COLLECTIONS

Interest:
Interest Collections		4,352,707.38
Repurchased Loan Proceeds Related to Interest		14,993.70
Total Interest Collections		4,367,701.08

Principal:
Principal Collections		28,012,647.16
Repurchased Loan Proceeds Related to Principal		2,491,545.71
Total Principal Collections		30,504,192.87

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		0.00
Release from the Yield Supplement Account		1,757,438.43
Servicer Advances		0.00

Total Collections		36,629,332.38

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	51,942	1,036,576,620.92
Total Principal Collections		30,504,192.87
Principal Amount of Gross Losses		0.00
	51,405	1,006,072,428.05

III. DISTRIBUTIONS

Total Collections		36,629,332.38
Reserve Account Draw		0.00
Total Available for Distribution		36,629,332.38

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of October 2007

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	863,813.85
Servicing Fee Paid	863,813.85
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	1,013,443.12

Class A-1 Notes Monthly Interest Paid	1,013,443.12
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	989,520.00

Class A-2 Notes Monthly Interest Paid	989,520.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	997,616.67

Class A-3 Notes Monthly Interest Paid	997,616.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	995,025.73

Class A-4 Notes Monthly Interest Paid	995,025.73
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,995,605.52
Total Note Monthly Interest Paid	3,995,605.52
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	31,769,913.01

4. Total Monthly Principal Paid on the Notes	30,504,192.87

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	30,504,192.87
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of October 2007

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,265,720.14
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,265,720.14

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		37,374,027.20
Release to Collection Account		1,757,438.43
Ending Yield Supplement Account Balance		35,616,588.77

V. RESERVE ACCOUNT

Initial Reserve Account Amount		5,182,883.10
Required Reserve Account Amount		5,182,883.10
Beginning Reserve Account Balance		5,182,883.10
Ending Reserve Account Balance		5,182,883.10

Required Reserve Account Amount for Next Period		5,182,883.10

VI. POOL STATISTICS

Weighted Average Coupon		4.83%
Weighted Average Remaining Maturity		50.86

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		1,036,576,620.92
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	0.00	0
61-90 Days Delinquent	0.00	0
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	0.00	0
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of October 2007

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No